Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - May 31, 2026	USD ($)	HKD ($)
2025 [Abstract]
2026	$ 32,647	$ 255,840
2027	21,764	170,560
Total future lease payments	54,411	426,400
Less: imputed interest	(973)	(7,625)
Present value of lease obligation	$ 53,438	$ 418,775